UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6474
DREYFUS GROWTH AND INCOME FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/2007

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
January 31, 2007 (Unaudited)

Common Stocks--97.1%	Shares		Value ($)

Consumer Discretionary--10.6%
AutoZone	27,335	a	3,434,096
Bed Bath & Beyond	141,437	a	5,967,227
Best Buy	231,726		11,678,990
Comcast, Cl. A (Special)	135,527	a,b	5,890,003
eBay	130,021	a	4,211,380
Federated Department Stores	340,827		14,140,912
Gap	194,544		3,729,409
Home Depot	142,129		5,790,336
Marriott International, Cl. A	67,265		3,238,137
Royal Caribbean Cruises	131,196		5,894,636
Tiffany & Co.	210,383	b	8,259,637
Walt Disney	240,269		8,450,261
Williams-Sonoma	75,121	b	2,629,235
			83,314,259
Consumer Staples--14.0%
Altria Group	141,371		12,354,412
Avon Products	384,351		13,217,831
Cadbury Schweppes, ADR	92,833		4,209,048
Clorox	92,887		6,076,668
Colgate-Palmolive	228,271		15,590,909
Dean Foods	135,765	a	6,007,601
PepsiCo	173,627		11,327,426
Procter & Gamble	229,775		14,905,504
Safeway	163,374		5,886,365
Unilever (NY Shares)	148,967		3,975,929
Wal-Mart Stores	348,421		16,616,198
			110,167,891
Energy--4.0%
Chevron	84,852		6,184,014
Exxon Mobil	260,653		19,314,387
Schlumberger	92,298	b	5,860,000
			31,358,401
Exchange Traded Funds--4.6%
iShares Russell 1000 Growth Index Fund	212,998		12,057,817
NASDAQ-100 Trust Series 1	274,987	b	12,118,677
Standard & Poor's Depository Receipts (Tr. Ser. 1)	83,283	b	11,976,095
			36,152,589
Financial--9.1%
Allstate	42,450		2,553,792
American International Group	84,019		5,751,101
Bank of America	1		53
Charles Schwab	487,116		9,216,235
Chicago Mercantile Exchange Holdings, Cl. A	13,420		7,559,486
Citigroup	95,403		5,259,567
Goldman Sachs Group	54,215		11,502,254
JPMorgan Chase & Co.	238,727		12,158,366
Morgan Stanley	105,765		8,756,284
State Street	75,809		5,386,229
Western Union	170,572		3,810,578
			71,953,945
Health Care--15.9%

Allergan	98,631	11,511,224
Amgen	127,593 a	8,978,719
Amylin Pharmaceuticals	98,808 a,b	3,831,774
Bristol-Myers Squibb	148,424	4,273,127
Covance	65,694 a	4,050,035
Eli Lilly & Co.	72,177	3,906,219
Genentech	70,356 a	6,147,004
Genzyme	58,185 a	3,824,500
Johnson & Johnson	228,308	15,250,974
MedImmune	249,645 a	8,652,696
Medtronic	73,428	3,924,727
Pfizer	224,469	5,890,067
Quest Diagnostics	77,640	4,074,547
Schering-Plough	452,537	11,313,425
Thermo Fisher Scientific	173,931 a	8,322,598
Wyeth	166,783	8,240,748
Zimmer Holdings	154,556 a	13,016,706
		125,209,090
Industrial--6.4%
AMR	159,123 a,b	5,895,507
Empresa Brasileira de Aeronautica, ADR	109,708	4,448,659
General Electric	666,857	24,040,195
Masco	194,918	6,235,427
US Airways Group	61,811 a	3,460,180
Waste Management	174,255	6,618,205
		50,698,173
Information Technology--31.7%
Accenture, Cl. A	188,405	7,112,289
Adobe Systems	395,964 a	15,391,121
Apple Computer	184,391 a	15,807,840
ASML Holding (NY Shares)	123,203 a	3,144,141
Autodesk	177,230 a	7,748,496
Automatic Data Processing	128,344	6,124,576
Broadcom, Cl. A	118,698 a,b	3,788,840
Cisco Systems	876,937 a	23,317,755
Cognos	123,140 a	5,311,028
Corning	347,042 a	7,232,355
Diebold	222,432	10,309,723
Electronic Arts	252,344 a	12,617,200
EMC/Massachusetts	409,352 a	5,726,835
Google, Cl. A	35,913 a	18,003,187
Hewlett-Packard	408,307	17,671,527
KLA-Tencor	82,045	4,039,075
Marvell Technology Group	340,110 a	6,220,612
Maxim Integrated Products	167,830	5,169,164
Microsoft	1,104,739	34,092,246
Nokia, ADR	386,052	8,531,749
SanDisk	85,702 a,b	3,445,220
Seagate Technology	275,608 b	7,466,221
Sun Microsystems	722,620 a	4,798,197
Texas Instruments	328,021	10,230,975
Yahoo!	213,170 a	6,034,843
		249,335,215
Materials--.8%
E.I. du Pont de Nemours & Co.	128,091	6,348,190
Total Common Stocks
(cost $665,579,484)		764,537,753

	Other Investment--2.2%

	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $17,480,000)	17,480,000 [c]	17,480,000

	Investment of Cash Collateral for
	Securities Loaned--6.6%

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Fund
	(cost $52,066,260)	52,066,260 [c]	52,066,260

	Total Investments (cost $735,125,744)	105.9%	834,084,013
	Liabilities, Less Cash and Receivables	(5.9%)	(46,527,652)
	Net Assets	100.0%	787,556,361

	ADR - American Depository Receipts
a	Non-income producing security.
b		All or a portion of these securities are on loan. At January 31, 2007, the total market value of the fund's securities on loan
		is $50,723,028 and the total market value of the collateral held by the fund is $52,066,260.
c		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GROWTH AND INCOME FUND, INC.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)